Exceptional Items - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets	$ (93)
Derecognition of lease liabilities	71
Gain on termination of lease	30
Fair value gains/(losses) on contingent purchase consideration	13		$ 27	$ (4)
Repayments of bonds, notes and debentures	290
Non-current assets	2,796		3,259	2,912
Lease liabilities	450		660
Provisions charged to income statement (incl onerous contracts)	34		43
Impairment loss on financial assets	88		8	17
Derecognition of right of use assets and lease liabilities	22
EMEAA [member]
Disclosure Of Exceptional Items [line items]
Impairment loss on financial assets	(9)
Right-of-use assets [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right of use assets net book value	49
Right-of-use assets [member] | EMEAA [member]
Disclosure Of Exceptional Items [line items]
Impairment loss	$ 5
2022 Bonds [Member]
Disclosure Of Exceptional Items [line items]
Notional amount | £						£ 400
Repayments of bonds, notes and debentures | £		£ 227
Bond interest rate	3.875%				3.875%	3.875%
Maturity date	October 08, 2022	October 08, 2022
2024 Bonds [Member]
Disclosure Of Exceptional Items [line items]
Notional amount | €					€ 500
Bond interest rate	1.625%				1.625%	1.625%
Maturity date	October 08, 2024	October 08, 2024
2028 Bonds [Member]
Disclosure Of Exceptional Items [line items]
Notional amount | £						£ 400
Bond interest rate	3.375%				3.375%	3.375%
Maturity date	October 08, 2028	October 08, 2028
UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets	$ 22
Derecognition of lease liabilities	40
Non-current assets	0
Lease liabilities	0
Contingent consideration recognised as of acquisition date	0
Derecognition of right of use assets and lease liabilities	18
Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Fair value gains/(losses) on contingent purchase consideration	21		38
Impairment on goodwill			49
Impairment loss on financial assets	48
Litigation settlement amount	5		28	18
Exceptional items [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	8
Exceptional items [member] | Administrative Expenses [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	19		20	56
Exceptional items [member] | Onerous Contracts Provisions [Member]
Disclosure Of Exceptional Items [line items]
Provisions charged to income statement (incl onerous contracts)	10
Exceptional items [member] | EMEAA [member]
Disclosure Of Exceptional Items [line items]
Litigation settlement amount	14
Exceptional items [member] | Right-of-use assets [member]
Disclosure Of Exceptional Items [line items]
Impairment loss	16		32
Exceptional items [member] | UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Fair value gains/(losses) on contingent purchase consideration	21		38
Impairment on goodwill			49
Derecognition of right of use assets and lease liabilities	18
Exceptional items [member] | UK Portfolio [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	4
Exceptional items [member] | UK Portfolio [member] | Onerous Contracts Provisions [Member]
Disclosure Of Exceptional Items [line items]
Provisions charged to income statement (incl onerous contracts)	10
Exceptional items [member] | UK Portfolio [member] | Right-of-use assets [member]
Disclosure Of Exceptional Items [line items]
Impairment loss			32
Gain on Lease Termination [Member]
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets	60
Derecognition of lease liabilities	90
Consultancy expense [member] | Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs			6	25
Severance Costs [member] | Exceptional items [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs			8	18
System Fund [member] | Exceptional items [member] | Administrative Expenses [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	20		$ 28	$ 47
SVC [Member]
Disclosure Of Exceptional Items [line items]
Impairment loss on financial assets	33
Trade deposits and loans [member]
Disclosure Of Exceptional Items [line items]
Impairment loss on financial assets	$ 15